Quarterly Report
July 31, 2019
MFS®  Global Alternative
Strategy Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 66.4%
Aerospace – 1.2%
Boeing Co.	176	$60,048
CACI International, Inc., “A” (a)	2,286	491,833
Cubic Corp.	968	64,082
FLIR Systems, Inc.	1,398	69,425
Honeywell International, Inc.	280	48,289
L3Harris Technologies, Inc.	1,429	296,660
Leidos Holdings, Inc.	5,064	415,754
Malaysia Airports Holdings Berhad	7,200	14,619
ManTech International Corp., “A”	763	52,479
Northrop Grumman Corp.	97	33,520
Rolls-Royce Holdings PLC	27,092	283,275
Saab AB, “B”	2,219	69,846
Singapore Technologies Engineering Ltd.	27,100	83,322
TransDigm Group, Inc. (a)	160	77,670
United Technologies Corp.	257	34,335
		$2,095,157
Airlines – 0.1%
Aena S.A.	123	$22,172
Alaska Air Group, Inc.	412	26,104
Delta Air Lines, Inc.	1,114	67,999
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	16,500	101,607
Ryanair Holdings PLC, ADR (a)	392	24,355
		$242,237
Alcoholic Beverages – 1.4%
Ambev S.A., ADR	6,062	$31,947
China Resources Beer Holdings Co. Ltd.	46,000	215,292
Compania Cervecerias Unidas S.A., ADR	3,723	104,095
Constellation Brands, Inc., “A”	1,292	254,292
Diageo PLC	6,982	291,322
Heineken N.V.	3,713	398,516
Molson Coors Brewing Co.	7,305	394,397
Pernod Ricard S.A.	4,938	864,600
		$2,554,461
Apparel Manufacturers – 1.0%
Adidas AG	279	$89,428
Coats Group PLC	66,252	63,736
Compagnie Financiere Richemont S.A.	2,523	215,345
Levi Strauss & Co., “A” (a)	4,178	79,633
LVMH Moet Hennessy Louis Vuitton SE	2,136	883,221
NIKE, Inc., “B”	2,076	178,598
PVH Corp.	339	30,144
Skechers USA, Inc., “A” (a)	5,066	192,204
		$1,732,309
Automotive – 0.6%
Copart, Inc. (a)	1,470	$113,969
Harley-Davidson, Inc.	830	29,697
Hella KGaA Hueck & Co.	686	32,804
IAA, Inc. (a)	1,357	63,440
KAR Auction Services, Inc.	1,113	29,762
Koito Manufacturing Co. Ltd.	1,400	70,122
Lear Corp.	2,223	281,832
LKQ Corp. (a)	3,079	82,918

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
NGK Spark Plug Co. Ltd	3,500	$66,653
Stoneridge, Inc. (a)	2,735	89,079
USS Co. Ltd.	9,000	178,472
Visteon Corp. (a)	1,698	111,864
		$1,150,612
Biotechnology – 0.7%
Adaptive Biotechnologies Corp. (a)	1,104	$42,559
Aimmune Therapeutics, Inc. (a)	1,187	22,850
Alder Biopharmaceuticals, Inc. (a)	2,566	25,968
Amgen, Inc.	778	145,159
Amicus Therapeutics, Inc. (a)	2,716	33,678
Biogen, Inc. (a)	1,247	296,562
Bio-Techne Corp.	1,279	268,782
Gilead Sciences, Inc.	1,381	90,483
Immunomedics, Inc. (a)	1,129	16,653
Incyte Corp. (a)	636	54,009
Morphosys AG, ADR (a)	1,135	34,084
Neurocrine Biosciences, Inc. (a)	319	30,748
Sarepta Therapeutics, Inc. (a)	149	22,179
Tricida, Inc. (a)	765	24,143
Twist Bioscience Corp. (a)	905	30,517
Vertex Pharmaceuticals, Inc. (a)	663	110,469
		$1,248,843
Broadcasting – 0.3%
Interpublic Group of Companies, Inc.	1,507	$34,540
Netflix, Inc. (a)	1,527	493,206
		$527,746
Brokerage & Asset Managers – 1.5%
Apollo Global Management LLC, “A”	1,565	$51,645
ASX Ltd.	1,583	95,268
BlackRock, Inc.	531	248,338
Blackstone Group, Inc.	607	29,124
Charles Schwab Corp.	4,670	201,837
CME Group, Inc.	194	37,717
Computershare Ltd.	10,091	109,128
Daiwa Securities Group, Inc.	15,700	67,690
Euronext N.V.	1,035	80,099
Hamilton Lane, Inc., “A”	1,125	66,037
Hong Kong Exchanges & Clearing Ltd.	1,700	57,413
IG Group Holdings PLC	10,433	72,547
Intercontinental Exchange, Inc.	1,102	96,822
Invesco Ltd.	2,379	45,653
NASDAQ, Inc. (f)	7,413	714,391
Raymond James Financial, Inc.	662	53,404
Schroders PLC	2,054	74,112
TD Ameritrade Holding Corp.	8,825	450,957
TMX Group Ltd.	2,818	209,290
WisdomTree Investments, Inc.	5,016	31,099
		$2,792,571
Business Services – 4.2%
Accenture PLC, “A” (f)	5,864	$1,129,289
Amdocs Ltd.	1,092	69,877
Ashtead Group PLC	3,798	103,709
BrightView Holdings, Inc. (a)	3,848	76,037
Bunzl PLC	4,047	105,814

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Cerved Information Solutions S.p.A.	1,038	$8,160
Cognizant Technology Solutions Corp., “A”	1,336	87,027
Compass Group PLC	14,561	367,035
CoStar Group, Inc. (a)	215	132,311
Doshisha Co. Ltd.	4,000	62,362
DXC Technology Co.	4,488	250,296
Edenred	1,639	82,188
Endava PLC, ADR (a)	1,732	64,084
Equifax, Inc.	2,181	303,355
EVO Payments, Inc., “A” (a)	1,178	36,659
Fidelity National Information Services, Inc.	8,425	1,122,567
Fiserv, Inc. (a)(f)	9,885	1,042,222
FleetCor Technologies, Inc. (a)	524	148,905
Global Payments, Inc.	3,285	551,617
Intertek Group PLC	2,334	161,348
Meitec Corp.	1,900	97,840
MSCI, Inc.	1,138	258,599
Nomura Research Institute Ltd.	11,100	196,171
PayPal Holdings, Inc. (a)	272	30,029
PRA Group, Inc. (a)	1,594	49,621
SGS S.A.	79	194,858
Sodexo	952	109,014
Total System Services, Inc.	1,307	177,386
TransUnion	1,887	156,225
TriNet Group, Inc. (a)	741	54,493
Verisk Analytics, Inc., “A”	2,413	366,100
WNS (Holdings) Ltd., ADR (a)	1,290	81,296
		$7,676,494
Cable TV – 0.8%
Altice USA, Inc. (a)	14,835	$382,891
Charter Communications, Inc., “A” (a)	581	223,906
Comcast Corp., “A” (f)	18,338	791,652
		$1,398,449
Chemicals – 0.8%
3M Co.	1,023	$178,739
Celanese Corp.	417	46,775
Eastman Chemical Co.	794	59,828
FMC Corp.	1,019	88,062
Givaudan S.A.	153	405,976
Ingevity Corp. (a)	565	55,675
LyondellBasell Industries N.V., “A”	2,666	223,118
PPG Industries, Inc.	3,531	414,504
		$1,472,677
Computer Software – 4.8%
8x8, Inc. (a)	655	$15,831
Adobe Systems, Inc. (a)(f)	3,858	1,153,002
ANSYS, Inc. (a)	1,556	316,055
Autodesk, Inc. (a)	1,105	172,568
Avalara, Inc. (a)	807	65,754
Cadence Design Systems, Inc. (a)(f)	12,071	892,168
Change Healthcare, Inc. (a)	1,741	24,252
Check Point Software Technologies Ltd. (a)	536	60,005
Dassault Systemes S.A.	2,208	334,253
DocuSign, Inc. (a)	1,083	56,013
EMIS Group PLC	5,978	89,128
Everbridge, Inc. (a)	832	85,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Microsoft Corp. (f)	15,270	$2,080,843
OBIC Co. Ltd.	4,500	476,328
Okta, Inc. (a)	3,453	451,756
Oracle Corp.	7,852	442,067
Pagerduty, Inc. (a)	796	35,183
Paylocity Holding Corp. (a)	614	62,683
Phreesia, Inc. (a)	975	26,647
PTC, Inc. (a)	1,099	74,490
RingCentral, Inc. (a)	316	44,866
Salesforce.com, Inc. (a)	2,113	326,458
SAP SE	5,187	643,436
Veeva Systems, Inc. (a)	247	40,977
VeriSign, Inc. (a)	1,474	311,147
Zendesk, Inc. (a)	628	52,476
Zscaler, Inc. (a)	3,532	297,642
		$8,631,142
Computer Software - Systems – 2.3%
Amadeus IT Group S.A.	12,089	$945,599
Apple, Inc. (f)	3,410	726,466
Box, Inc. (a)	2,622	43,368
Constellation Software, Inc.	66	62,794
EPAM Systems, Inc. (a)	294	56,974
Five9, Inc. (a)	566	27,943
Fujitsu Ltd.	200	15,706
Hitachi Ltd.	11,800	419,714
International Business Machines Corp.	2,406	356,665
Model N, Inc. (a)	1,643	35,916
NCR Corp. (a)	613	20,726
Pluralsight, Inc., “A” (a)	1,630	50,025
Presidio, Inc.	3,012	42,168
Proofpoint, Inc. (a)	361	45,558
Q2 Holdings, Inc. (a)	976	77,953
Rapid7, Inc. (a)	1,170	70,961
RealPage, Inc. (a)	759	47,422
ServiceNow, Inc. (a)(f)	2,502	694,030
Square, Inc., “A” (a)	151	12,142
SS&C Technologies Holdings, Inc.	2,140	102,613
Temenos AG	516	90,633
Venture Corp. Ltd.	6,700	75,164
Verint Systems, Inc. (a)	1,530	88,541
Workday, Inc. (a)(f)	486	97,190
Zebra Technologies Corp., “A” (a)	183	38,593
		$4,244,864
Conglomerates – 0.1%
DCC PLC	1,499	$125,929
Melrose Industries PLC	13,712	30,765
		$156,694
Construction – 1.5%
Eagle Materials, Inc.	237	$19,619
Forterra PLC	12,478	42,413
Foundation Building Materials, Inc. (a)	1,590	27,364
Geberit AG	234	107,779
GMS, Inc. (a)	1,700	38,267
Masco Corp.	1,669	68,045
Mid-America Apartment Communities, Inc., REIT	537	63,280
Mohawk Industries, Inc. (a)	214	26,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Owens Corning	2,883	$167,214
Reliance Worldwide Corp.	27,469	68,575
Sherwin-Williams Co.	1,203	617,187
Stanley Black & Decker, Inc.	567	83,684
Summit Materials, Inc., “A” (a)	2,303	42,467
Techtronic Industries Co. Ltd.	10,500	78,617
Toll Brothers, Inc. (f)	20,595	740,802
Toto Ltd.	1,800	72,057
Vulcan Materials Co.	2,698	373,268
		$2,637,322
Consumer Products – 1.9%
Colgate-Palmolive Co. (f)	7,763	$556,918
Energizer Holdings, Inc.	562	23,649
Estee Lauder Cos., Inc., “A”	864	159,140
Kao Corp.	5,300	387,573
Kimberly-Clark Corp.	186	25,231
Kobayashi Pharmaceutical Co. Ltd.	12,400	885,109
L’Oréal S.A.	2,587	691,745
Newell Brands, Inc.	5,005	71,021
Prestige Brands Holdings, Inc. (a)	1,022	35,361
Reckitt Benckiser Group PLC	7,444	576,835
Sensient Technologies Corp.	962	65,580
		$3,478,162
Consumer Services – 0.8%
51job, Inc., ADR (a)	491	$38,077
Asante, Inc.	5,400	98,980
Booking Holdings, Inc. (a)	16	30,186
Bright Horizons Family Solutions, Inc. (a)	3,209	487,993
Kroton Educacional S.A.	35,141	113,857
MakeMyTrip Ltd. (a)	5,680	145,351
OneSpaWorld Holdings Ltd. (a)	3,894	60,980
Planet Fitness, Inc. (a)	6,853	539,057
		$1,514,481
Containers – 0.2%
Berry Global Group, Inc. (a)	2,035	$91,677
Brambles Ltd.	8,336	74,636
Graphic Packaging Holding Co.	11,751	174,620
Sealed Air Corp.	880	36,775
WestRock Co.	1,023	36,879
		$414,587
Electrical Equipment – 1.7%
AMETEK, Inc.	3,596	$322,238
Amphenol Corp., “A”	2,670	249,164
CTS Corp.	998	31,457
Generac Holdings, Inc. (a)	878	63,479
HD Supply Holdings, Inc. (a)	3,609	146,201
IMI PLC	9,422	118,290
Johnson Controls International PLC	7,805	331,244
Legrand S.A.	1,074	75,711
Littlefuse, Inc.	974	164,567
Mettler-Toledo International, Inc. (a)(f)	692	523,671
Rockwell Automation, Inc.	1,246	200,332
Schneider Electric SE	6,744	580,639
Sensata Technologies Holding PLC (a)	1,246	59,098
Spectris PLC	3,797	117,832

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity Ltd.	640	$59,136
TriMas Corp. (a)	1,474	44,205
WESCO International, Inc. (a)	727	36,888
		$3,124,152
Electronics – 2.5%
Analog Devices, Inc.	4,090	$480,411
ASM International N.V.	1,569	127,732
Broadcom, Inc.	1,187	344,218
Brooks Automation, Inc.	671	26,035
Halma PLC	32,607	790,369
Intel Corp.	5,400	272,970
IPG Photonics Corp. (a)	145	18,997
Keysight Technologies, Inc. (a)	558	49,952
Kyocera Corp.	500	30,587
Marvell Technology Group Ltd.	2,268	59,558
Maxim Integrated Products, Inc.	947	56,053
Mellanox Technologies Ltd. (a)	383	43,134
Methode Electronics, Inc.	495	14,825
Monolithic Power Systems, Inc.	1,197	177,348
nLIGHT, Inc. (a)	3,137	51,572
NXP Semiconductors N.V.	3,639	376,236
Plexus Corp. (a)	1,015	60,606
Samsung Electronics Co. Ltd.	1,004	38,306
Silicon Laboratories, Inc. (a)	364	40,844
Silicon Motion Technology Corp., ADR	2,818	102,012
Stanley Electric Co. Ltd.	2,800	69,161
Taiwan Semiconductor Manufacturing Co. Ltd.	11,654	96,349
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,262	778,509
Texas Instruments, Inc.	3,695	461,912
		$4,567,696
Energy - Independent – 1.0%
Cabot Oil & Gas Corp.	2,110	$40,428
Cairn Energy PLC (a)	15,664	29,990
Caltex Australia Ltd.	2,186	40,225
Concho Resources, Inc.	201	19,634
Diamondback Energy, Inc.	123	12,722
EOG Resources, Inc.	320	27,472
Hess Corp.	824	53,428
Marathon Petroleum Corp.	6,812	384,129
Matador Resources Co. (a)	1,102	19,428
Oil Search Ltd.	6,555	31,438
Parsley Energy, Inc., “A” (a)	2,393	39,700
Phillips 66 (s)	6,908	708,484
Pioneer Natural Resources Co.	475	65,569
Valero Energy Corp.	3,498	298,205
WPX Energy, Inc. (a)	8,360	87,278
		$1,858,130
Energy - Integrated – 0.3%
BP PLC	16,847	$111,103
BP PLC, ADR	1,212	48,165
Chevron Corp.	572	70,419
Eni S.p.A.	4,241	66,392
Exxon Mobil Corp.	3,072	228,434
Galp Energia SGPS S.A.	4,281	66,513
		$591,026

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.1%
Construction Partners, Inc., “A” (a)	2,774	$43,358
KBR, Inc.	7,238	190,938
		$234,296
Entertainment – 0.2%
CTS Eventim AG	957	$47,927
IMAX Corp. (a)	2,474	54,304
Live Nation, Inc. (a)	407	29,329
Manchester United PLC, “A”	2,954	53,054
Merlin Entertainments PLC	15,516	84,728
		$269,342
Food & Beverages – 2.7%
Archer Daniels Midland Co.	1,468	$60,305
Beazley PLC	41,020	287,981
Britvic PLC	8,275	91,793
Cal-Maine Foods, Inc.	882	35,077
Chocoladefabriken Lindt & Sprungli AG	19	139,889
Coca-Cola European Partners PLC	829	45,827
Danone S.A.	9,992	866,302
General Mills, Inc.	6,748	358,386
Hostess Brands, Inc. (a)	4,223	59,629
Ingredion, Inc.	3,327	257,144
J.M. Smucker Co.	497	55,261
Kellogg Co.	618	35,980
Mondelez International, Inc.	727	38,887
Mowi A.S.A.	3,778	90,901
Nestle S.A.	14,965	1,588,048
Nestle S.A., ADR	2,921	309,860
Nomad Foods Ltd. (a)	1,887	42,023
PepsiCo, Inc.	362	46,267
Post Holdings, Inc. (a)	235	25,197
S Foods, Inc.	2,600	79,652
Sanderson Farms, Inc.	527	69,048
Tate & Lyle PLC	4,954	45,148
TreeHouse Foods, Inc. (a)	751	44,564
Tyson Foods, Inc., “A”	3,886	308,937
		$4,982,106
Food & Drug Stores – 0.1%
Grocery Outlet Holding Corp. (a)	1,602	$62,382
Japan Meat Co. Ltd.	4,000	66,299
Kroger Co.	2,089	44,203
Sundrug Co. Ltd.	1,000	27,594
		$200,478
Forest & Paper Products – 0.1%
Suzano Papel e Celulose S.A., ADR	6,060	$96,596
Trex Co., Inc. (a)	746	60,986
		$157,582
Furniture & Appliances – 0.2%
Whirlpool Corp.	2,425	$352,789
Gaming & Lodging – 0.3%
Flutter Entertainment PLC	3,658	$289,764
Marriott International, Inc., “A”	1,443	200,664
Royal Caribbean Cruises Ltd.	375	43,627

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Wyndham Hotels Group LLC	1,582	$89,462
		$623,517
General Merchandise – 0.3%
B&M European Value Retail S.A.	15,699	$70,639
Dollar General Corp.	312	41,814
Dollar Tree, Inc. (a)	1,392	141,636
Dollarama, Inc.	4,549	168,545
Ollie's Bargain Outlet Holdings, Inc. (a)	502	42,515
		$465,149
Health Maintenance Organizations – 0.6%
Anthem, Inc.	409	$120,496
Cigna Corp. (f)	3,797	645,186
Humana, Inc.	77	22,850
Molina Healthcare, Inc. (a)	436	57,892
UnitedHealth Group, Inc.	1,219	303,543
		$1,149,967
Insurance – 2.4%
AIA Group Ltd.	78,200	$797,117
Aon PLC (s)	3,745	708,741
Arthur J. Gallagher & Co.	775	70,083
Assurant, Inc.	543	61,555
Athene Holding Ltd. (a)	1,175	48,011
Chubb Ltd.	270	41,267
Everest Re Group Ltd.	419	103,342
Fairfax Financial Holdings Ltd.	462	214,040
Hanover Insurance Group, Inc.	814	105,584
Hartford Financial Services Group, Inc.	2,986	172,083
Hiscox Ltd.	5,242	108,556
Lincoln National Corp.	852	55,670
MetLife, Inc. (f)	12,526	619,035
Prudential Financial, Inc.	4,493	455,186
Reinsurance Group of America, Inc.	215	33,523
Safety Insurance Group, Inc.	203	20,028
Sony Financial Holdings, Inc.	5,100	123,644
Swiss Re Ltd.	464	44,941
Third Point Reinsurance Ltd. (a)	2,903	29,262
Travelers Cos., Inc.	2,758	404,378
Unum Group	934	29,841
Zurich Insurance Group AG	220	76,515
		$4,322,402
Internet – 1.4%
Alphabet, Inc., “A” (a)	498	$606,664
Alphabet, Inc., “C” (a)	465	565,756
Baidu, Inc., ADR (a)	2,567	286,734
CarGurus, Inc. (a)	1,343	50,054
Facebook, Inc., “A” (a)(f)	2,894	562,102
IAC/InterActiveCorp (a)	449	107,333
Naver Corp.	1,962	228,364
Rightmove PLC	23,087	148,354
Scout24 AG	602	33,458
Stamps.com, Inc. (a)	382	18,240
		$2,607,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.5%
Brunswick Corp.	7,437	$365,603
Electronic Arts, Inc. (a)	3,818	353,165
Funko, Inc., “A” (a)	1,684	42,117
Take-Two Interactive Software, Inc. (a)	940	115,169
		$876,054
Machinery & Tools – 3.1%
Actuant Corp., “A”	1,156	$26,472
AGCO Corp.	8,096	623,392
Allison Transmission Holdings, Inc.	4,367	200,664
Cummins, Inc. (f)	3,386	555,304
Daikin Industries Ltd.	900	111,727
Eaton Corp. PLC (s)	8,249	677,985
Flowserve Corp.	296	14,809
GEA Group AG	10,361	260,481
Illinois Tool Works, Inc.	2,343	361,361
ITT, Inc.	1,376	85,890
Kennametal, Inc.	1,950	67,431
Kubota Corp.	5,200	80,580
Nordson Corp.	846	119,844
PACCAR, Inc.	4,257	298,586
Regal Beloit Corp.	6,635	528,279
Ritchie Bros. Auctioneers, Inc.	2,284	82,430
Ritchie Bros. Auctioneers, Inc.	10,403	375,589
Roper Technologies, Inc.	1,424	517,838
Schindler Holding AG	307	70,837
Spirax-Sarco Engineering PLC	4,480	488,923
		$5,548,422
Major Banks – 1.2%
Bank of America Corp.	17,457	$535,581
Barclays PLC	18,746	35,175
BNP Paribas	1,901	88,334
Capital One Financial Corp.	357	32,994
Comerica, Inc.	799	58,487
Goldman Sachs Group, Inc.	236	51,950
Huntington Bancshares, Inc.	5,325	75,881
JPMorgan Chase & Co. (f)	5,481	635,796
KeyCorp	4,384	80,534
Mitsubishi UFJ Financial Group, Inc.	16,400	81,070
PNC Financial Services Group, Inc.	188	26,865
State Street Corp.	1,032	59,949
Svenska Handelsbanken AB	12,705	114,422
UBS Group AG	8,234	91,495
Wells Fargo & Co.	3,424	165,756
		$2,134,289
Medical & Health Technology & Services – 1.5%
AmerisourceBergen Corp.	2,545	$221,797
Charles River Laboratories International, Inc. (a)	546	73,459
CVS Health Corp.	3,613	201,858
Guardant Health, Inc. (a)	400	37,596
HCA Healthcare, Inc. (f)	6,059	808,937
HealthEquity, Inc. (a)	720	59,026
Henry Schein, Inc. (a)	885	58,888
Hogy Medical Co. Ltd.	2,800	77,705
ICON PLC (a)	1,346	210,205
McKesson Corp.	2,336	324,587
Miraca Holdings, Inc.	2,800	63,396

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Premier, Inc., “A” (a)	4,597	$178,134
Quest Diagnostics, Inc.	711	72,579
Sonic Healthcare Ltd.	2,212	42,297
Syneos Health, Inc. (a)	567	28,968
Teladoc Health, Inc. (a)	917	62,576
Universal Health Services, Inc.	486	73,318
Walgreens Boots Alliance, Inc.	3,609	196,654
		$2,791,980
Medical Equipment – 2.6%
Ansell Ltd.	5,718	$108,794
Becton, Dickinson and Co.	144	36,403
Boston Scientific Corp. (a)	4,349	184,659
Cooper Cos., Inc.	409	137,997
Danaher Corp. (f)	4,406	619,043
Edwards Lifesciences Corp. (a)	664	141,332
EssilorLuxottica	3,514	472,996
Inspire Medical Systems, Inc. (a)	415	28,067
iRhythm Technologies, Inc. (a)	446	37,080
Masimo Corp. (a)	569	89,817
Medtronic PLC	6,910	704,405
Merit Medical Systems, Inc. (a)	1,029	40,604
Mesa Laboratories, Inc.	88	22,148
Nevro Corp. (a)	519	34,700
Nihon Kohden Corp.	2,800	76,645
OptiNose, Inc. (a)	2,113	11,347
OrthoPediatrics Corp. (a)	1,285	45,373
PerkinElmer, Inc.	4,231	364,374
QIAGEN N.V. (a)	5,046	192,262
Quidel Corp. (a)	770	45,453
Silk Road Medical, Inc. (a)	677	29,307
STERIS PLC	1,675	249,341
Stryker Corp.	789	165,516
Terumo Corp.	3,200	93,093
Thermo Fisher Scientific, Inc. (f)	2,111	586,183
TransMedics Group, Inc. (a)	881	20,906
West Pharmaceutical Services, Inc.	661	90,736
Zimmer Biomet Holdings, Inc.	593	80,132
		$4,708,713
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	8,000	$40,776
Italgas S.p.A	17,612	111,481
New Jersey Resources Corp.	880	43,886
NiSource, Inc.	1,493	44,327
Sempra Energy	592	80,174
South Jersey Industries, Inc.	4,101	139,639
		$460,283
Natural Gas - Pipeline – 0.4%
APA Group	5,601	$42,155
Enbridge, Inc.	996	33,265
Enterprise Products Partners LP	11,763	354,184
EQM Midstream Partners LP	3,745	144,220
Equitrans Midstream Corp.	6,293	104,401
Plains GP Holdings LP	3,032	73,253
		$751,478

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.4%
Cisco Systems, Inc.	7,324	$405,750
Interxion Holding N.V. (a)	894	67,318
LM Ericsson Telephone Co., “B”	3,766	33,042
Motorola Solutions, Inc.	391	64,890
VTech Holdings Ltd.	7,300	64,214
		$635,214
Oil Services – 0.2%
Apergy Corp. (a)	446	$14,509
Core Laboratories N.V.	1,113	55,839
Frank's International N.V. (a)	11,790	67,203
Liberty Oilfield Services, Inc.	1,701	24,069
NOW, Inc. (a)	4,576	56,056
Oil States International, Inc. (a)	999	14,905
Patterson-UTI Energy, Inc.	10,651	123,871
Schlumberger Ltd.	1,810	72,346
		$428,798
Other Banks & Diversified Financials – 3.7%
Aeon Financial Service Co. Ltd.	4,100	$66,480
AIB Group PLC	15,739	54,012
Air Lease Corp.	1,232	51,485
Bank of Hawaii Corp.	881	75,105
Bank OZK	917	28,042
BB&T Corp.	659	33,958
Brookline Bancorp, Inc.	3,673	54,471
Cathay General Bancorp, Inc.	1,581	58,845
Chiba Bank Ltd.	14,900	73,452
Citigroup, Inc.	18,657	1,327,632
Credicorp Ltd.	1,286	280,335
Cullen/Frost Bankers, Inc.	352	33,419
CVB Financial Corp.	1,151	25,334
Discover Financial Services	2,990	268,323
Element Fleet Management Corp.	11,912	90,617
First Hawaiian, Inc.	3,462	92,643
First Republic Bank	759	75,414
Grupo Financiero Banorte S.A. de C.V.	39,578	199,256
Hanmi Financial Corp.	2,410	51,791
HDFC Bank Ltd.	1,866	60,857
HDFC Bank Ltd., ADR	3,453	397,026
Intesa Sanpaolo S.p.A	37,145	80,272
Julius Baer Group Ltd.	5,151	220,080
Jyske Bank	1,472	46,868
KBC Group N.V.	1,085	69,683
Lakeland Financial Corp.	1,563	71,882
Legacytextas Financial Group, Inc.	2,292	97,960
M&T Bank Corp.	328	53,874
Mastercard, Inc., “A”	573	156,011
Metropolitan Bank & Trust Co.	59,520	88,600
Northern Trust Corp.	664	65,072
Prosperity Bancshares, Inc.	1,484	102,975
Sandy Spring Bancorp, Inc.	810	29,516
Signature Bank	1,393	177,552
SunTrust Banks, Inc.	1,192	79,387
Synchrony Financial	8,218	294,862
TCF Financial Corp.	2,923	62,494
Texas Capital Bancshares, Inc. (a)	920	57,896
Textainer Group Holdings Ltd. (a)	2,524	24,559
U.S. Bancorp	7,610	434,911

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
UMB Financial Corp.	1,259	$85,939
Umpqua Holdings Corp.	1,641	28,652
Visa, Inc., “A” (f)	4,859	864,902
Wintrust Financial Corp.	2,440	174,558
		$6,767,002
Pharmaceuticals – 2.5%
Aquestive Therapeutics, Inc. (a)	1,136	$3,874
Bayer AG	7,853	510,730
BridgeBio Pharma, Inc. (a)	770	22,599
Bristol-Myers Squibb Co.	4,311	191,452
Collegium Pharmaceutical, Inc. (a)	1,422	15,599
Elanco Animal Health, Inc. (a)	2,131	70,238
Eli Lilly & Co. (f)	8,745	952,768
Forty Seven, Inc. (a)	786	6,995
Genomma Lab Internacional S.A., “B” (a)	19,898	18,150
GW Pharmaceuticals PLC, ADR (a)	205	33,271
Johnson & Johnson (s)	8,269	1,076,789
Kyowa Kirin Co. Ltd.	1,700	28,066
Merck & Co., Inc.	2,305	191,292
Mylan N.V. (a)	1,166	24,369
Novo Nordisk A.S., “B”	2,537	121,852
Orchard RX Ltd., ADR (a)	1,260	17,766
PetIQ, Inc. (a)	241	8,252
Pfizer, Inc.	1,525	59,231
Principia Biopharma, Inc. (a)	649	24,104
Roche Holding AG	3,028	810,761
Santen Pharmaceutical Co. Ltd.	14,100	227,252
Zoetis, Inc.	1,849	212,432
		$4,627,842
Pollution Control – 0.1%
Evoqua Water Technologies LLC (a)	4,133	$58,771
Stericycle, Inc. (a)	1,129	51,889
		$110,660
Precious Metals & Minerals – 0.0%
Agnico-Eagle Mines Ltd.	1,564	$81,688
Printing & Publishing – 0.4%
IHS Markit Ltd. (a)	2,785	$179,410
Moody's Corp.	1,877	402,316
RELX PLC	3,848	91,269
		$672,995
Railroad & Shipping – 0.4%
Canadian National Railway Co.	5,054	$478,159
Canadian Pacific Railway Ltd.	114	27,199
Kansas City Southern Co.	707	87,484
StealthGas, Inc. (a)	4,335	15,780
Union Pacific Corp.	1,045	188,048
		$796,670
Real Estate – 2.7%
Annaly Mortgage Management, Inc., REIT	2,458	$23,474
Ascendas Real Estate Investment Trust, REIT	49,600	110,046
Big Yellow Group PLC, REIT	2,692	32,377
Brixmor Property Group, Inc., REIT	5,960	113,121
Concentradora Fibra Danhos S.A. de C.V., REIT	54,660	74,187

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Corporate Office Properties Trust, REIT	2,966	$82,811
Deutsche Wohnen SE	5,743	211,196
EPR Properties, REIT	7,013	521,978
Equity Commonwealth, REIT	1,644	55,206
Grand City Properties S.A.	3,556	80,462
Hibernia PLC, REIT	52,561	87,859
Industrial Logistics Properties Trust, REIT	20,594	440,300
LEG Immobilien AG	771	89,361
Lexington Realty Trust, REIT	3,356	33,124
Life Storage, Inc., REIT	1,360	132,586
Medical Properties Trust, Inc., REIT	33,269	582,208
Office Properties Income Trust	1,611	45,382
OUTFRONT Media, Inc., REIT	9,053	246,061
Public Storage, Inc., REIT	126	30,588
Spirit Realty Capital, Inc., REIT	1,927	85,019
STAG Industrial, Inc., REIT	4,213	125,210
STORE Capital Corp., REIT	25,434	870,097
Sun Communities, Inc., REIT	487	64,678
TAG Immobilien AG	21,718	513,533
Two Harbors Investment Corp, REIT	3,259	43,866
VICI Properties, Inc., REIT	2,760	58,898
W.P. Carey, Inc., REIT	830	71,828
		$4,825,456
Restaurants – 1.3%
Aramark	596	$21,569
Chipotle Mexican Grill, Inc., “A” (a)	444	353,215
Darden Restaurants, Inc.	3,692	448,800
Performance Food Group Co. (a)	1,939	85,025
Starbucks Corp. (f)	9,328	883,268
U.S. Foods Holding Corp. (a)	9,597	339,446
Wendy's Co.	1,695	30,832
Yum China Holdings, Inc.	3,724	169,442
		$2,331,597
Special Products & Services – 0.0%
Boyd Group Income Fund, EU	483	$62,188
Specialty Chemicals – 1.3%
Akzo Nobel N.V.	1,110	$104,707
Axalta Coating Systems Ltd. (a)	5,629	166,787
Compass Minerals International, Inc.	492	27,478
Croda International PLC	2,519	143,333
DuPont de Nemours, Inc.	1,346	97,127
Ferro Corp. (a)	8,313	122,450
Ferroglobe PLC	7,741	11,689
Kansai Paint Co. Ltd.	5,500	108,305
Linde PLC	4,226	814,878
Nitto Denko Corp.	1,000	49,545
RPM International, Inc.	881	59,758
Sika AG	3,202	462,677
Symrise AG	845	78,279
Univar, Inc. (a)	6,923	153,137
		$2,400,150
Specialty Stores – 2.3%
Amazon.com, Inc. (a)	1,188	$2,217,735
Best Buy Co., Inc.	2,539	194,310
BJ's Wholesale Club Holdings, Inc. (a)	2,225	52,421

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Chewy, Inc., “A” (a)	972	$32,620
Dufry AG	725	63,633
Floor & Decor Holdings, Inc. (a)	650	25,447
Hudson Ltd., “A” (a)	4,142	52,935
Just Eat PLC (a)	9,334	85,610
Michaels Co., Inc. (a)	3,223	22,142
Nitori Co. Ltd.	500	67,461
O'Reilly Automotive, Inc. (a)	306	116,513
Ross Stores, Inc.	2,843	301,443
Ryohin Keikaku Co. Ltd.	400	71,136
Target Corp.	6,732	581,645
Tractor Supply Co.	1,263	137,427
Urban Outfitters, Inc. (a)	1,820	43,334
Zumiez, Inc. (a)	2,117	52,438
		$4,118,250
Telecommunications - Wireless – 0.7%
Advanced Info Service Public Co. Ltd.	6,400	$44,325
American Tower Corp., REIT	1,669	353,194
Infrastrutture Wireless Italiane S.p.A. (n)	11,095	113,171
KDDI Corp.	11,400	297,682
SBA Communications Corp., REIT (a)	1,110	272,405
SoftBank Group Corp.	1,800	91,209
Tele2 AB, “B”	1,881	26,879
		$1,198,865
Telephone Services – 0.1%
Hellenic Telecommunications Organization S.A.	2,564	$35,309
Verizon Communications, Inc.	2,445	135,135
		$170,444
Tobacco – 0.7%
Altria Group, Inc.	7,356	$346,247
British American Tobacco PLC	2,562	91,421
Japan Tobacco, Inc.	6,200	137,633
Philip Morris International, Inc. (f)	7,863	657,425
Swedish Match AB	2,418	92,416
		$1,325,142
Trucking – 0.1%
Hamakyorex Co. Ltd.	2,200	$78,535
Schneider National, Inc.	2,830	54,619
Yamato Holdings Co. Ltd.	1,600	31,375
		$164,529
Utilities - Electric Power – 1.8%
AES Corp.	14,064	$236,135
American Electric Power Co., Inc.	253	22,216
Black Hills Corp.	1,380	109,227
CenterPoint Energy, Inc.	1,910	55,409
CLP Holdings Ltd.	5,500	59,612
CMS Energy Corp.	1,576	91,755
Duke Energy Corp.	5,238	454,239
Edison International	1,209	90,119
Eversource Energy	929	70,474
Exelon Corp. (f)	15,371	692,617
FirstEnergy Corp.	1,594	70,088
Iberdrola S.A.	8,798	83,359
NextEra Energy, Inc.	112	23,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
NRG Energy, Inc.	6,705	$228,909
Orsted A/S	349	31,790
Pinnacle West Capital Corp.	756	68,962
Portland General Electric Co.	1,867	102,405
Public Service Enterprise Group, Inc.	1,342	76,695
Southern Co.	9,055	508,891
Vistra Energy Corp.	4,985	106,978
WEC Energy Group, Inc.	697	59,566
		$3,242,649
Total Common Stocks		$120,705,857
Bonds – 19.4%
Aerospace – 0.2%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$160,000	$163,994
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	238,000	248,768
		$412,762
Apparel Manufacturers – 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$369,000	$375,367
Automotive – 0.4%
General Motors Co., 4.875%, 10/02/2023	$400,000	$425,866
General Motors Co., 5.15%, 4/01/2038	39,000	39,210
Lear Corp., 3.8%, 9/15/2027	221,000	219,176
		$684,252
Broadcasting – 0.2%
Fox Corp., 4.03%, 1/25/2024 (n)	$300,000	$317,692
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp., 3.2%, 1/25/2028	$284,000	$293,463
E*TRADE Financial Corp., 2.95%, 8/24/2022	173,000	174,253
E*TRADE Financial Corp., 3.8%, 8/24/2027	131,000	134,102
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	353,000	353,482
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	277,000	295,105
		$1,250,405
Building – 0.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$418,000	$442,987
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	194,000	194,751
Masco Corp., 4.375%, 4/01/2026	302,000	320,173
		$957,911
Business Services – 0.5%
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	$369,000	$381,646
Fidelity National Information Services, Inc., 5%, 10/15/2025	263,000	296,178
Fiserv, Inc., 4.4%, 7/01/2049	75,000	79,947
Verisk Analytics, Inc., 4.125%, 3/15/2029	173,000	187,460
		$945,231
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$335,000	$395,386
Computer Software – 0.5%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$238,000	$249,035
Microsoft Corp., 4.25%, 2/06/2047	600,000	707,769
		$956,804

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.2%
Apple, Inc., 4.25%, 2/09/2047	$300,000	$339,188
Conglomerates – 0.1%
Wabtec Corp., 4.95%, 9/15/2028	$118,000	$127,419
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	61,000	64,082
		$191,501
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$300,000	$311,823
Whirlpool Corp., 4.75%, 2/26/2029	228,000	249,141
		$560,964
Consumer Services – 1.2%
IHS Markit Ltd., 3.625%, 5/01/2024	$47,000	$48,208
IHS Markit Ltd., 4%, 3/01/2026 (n)	250,000	259,975
IHS Markit Ltd., 4.25%, 5/01/2029	71,000	74,820
Priceline Group, Inc., 3.65%, 3/15/2025	319,000	335,395
Priceline Group, Inc., 3.6%, 6/01/2026	536,000	562,929
Visa, Inc., 2.75%, 9/15/2027	220,000	225,143
Visa, Inc., 4.15%, 12/14/2035	527,000	613,200
		$2,119,670
Electronics – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$300,000	$293,459
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	306,000	287,491
		$580,950
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 3.41%, 2/11/2026	$340,000	$355,801
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	220,861
		$576,662
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$312,000	$315,225
Financial Institutions – 0.3%
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	$150,000	$161,106
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	300,000	300,702
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	97,217
		$559,025
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	$300,000	$322,907
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	300,000	372,421
Constellation Brands, Inc., 3.5%, 5/09/2027	300,000	309,873
		$1,005,201
Forest & Paper Products – 0.2%
Suzano Austria GmbH, 6%, 1/15/2029 (n)	$250,000	$275,925
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$108,000	$116,986
Marriott International, Inc., 4%, 4/15/2028	386,000	407,489
		$524,475
Insurance – 0.2%
American International Group, Inc., 4.5%, 7/16/2044	$331,000	$353,965

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.4%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$615,000	$721,003
Insurance - Property & Casualty – 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$588,000	$599,322
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	728,443
		$1,327,765
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$327,000	$342,059
Major Banks – 2.7%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$397,000	$402,825
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	700,000	720,002
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	550,000	566,679
JPMorgan Chase & Co., 3.25%, 9/23/2022	650,000	667,598
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	500,000	531,361
JPMorgan Chase & Co., 6.75%, 1/29/2049	500,000	554,597
Morgan Stanley, 3.125%, 7/27/2026	686,000	695,581
Morgan Stanley, 3.95%, 4/23/2027	580,000	607,228
Wells Fargo & Co., 3.75%, 1/24/2024	210,000	220,033
		$4,965,904
Medical & Health Technology & Services – 1.3%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$73,000	$76,542
Becton, Dickinson and Co., 4.685%, 12/15/2044	388,000	428,136
HCA, Inc., 5.125%, 6/15/2039	76,000	79,815
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	207,000	213,872
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	379,774
Life Technologies Corp., 6%, 3/01/2020	325,000	331,208
Northwell Healthcare, Inc., 3.979%, 11/01/2046	39,000	40,136
Northwell Healthcare, Inc., 4.26%, 11/01/2047	310,000	333,263
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	400,000	409,098
		$2,291,844
Medical Equipment – 0.4%
Abbott Laboratories, 4.9%, 11/30/2046	$300,000	$373,137
Boston Scientific Corp., 3.75%, 3/01/2026	84,000	88,814
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	250,000	258,319
		$720,270
Metals & Mining – 0.2%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$331,000	$343,727
Midstream – 1.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$505,099
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	716,240
MPLX LP, 4.5%, 4/15/2038	182,000	184,267
ONEOK, Inc., 4.95%, 7/13/2047	250,000	264,799
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	351,184
		$2,021,589
Natural Gas - Distribution – 0.1%
NiSource, Inc., 5.65%, 2/01/2045	$85,000	$105,504
Network & Telecom – 0.4%
AT&T, Inc., 5.65%, 2/15/2047	$611,000	$723,517

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.5%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$373,000	$391,673
Valero Energy Corp., 4.9%, 3/15/2045	479,000	528,134
		$919,807
Other Banks & Diversified Financials – 0.1%
Capital One Financial Corp., 3.75%, 3/09/2027	$229,000	$237,909
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$243,000	$264,112
Retailers – 0.4%
Best Buy Co., Inc., 4.45%, 10/01/2028	$158,000	$168,194
Dollar Tree, Inc., 4%, 5/15/2025	193,000	201,136
Dollar Tree, Inc., 4.2%, 5/15/2028	57,000	59,394
Home Depot, Inc., 3.9%, 6/15/2047	245,000	265,238
		$693,962
Specialty Chemicals – 0.2%
Ecolab, Inc., 4.35%, 12/08/2021	$326,000	$341,069
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$335,110
American Tower Corp., REIT, 5%, 2/15/2024	400,000	438,869
American Tower Corp., REIT, 4%, 6/01/2025	264,000	280,380
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	671,608
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	385,541
SBA Tower Trust, 2.898%, 10/15/2044 (n)	618,000	618,078
		$2,729,586
Transportation - Services – 0.2%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$328,000	$448,462
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bonds, 3%, 2/15/2048	$350,000	$383,182
Utilities - Electric Power – 1.1%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$273,000	$314,253
Duke Energy Progress LLC, 3.45%, 3/15/2029	289,000	307,085
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	250,000	276,239
Exelon Corp., 3.497%, 6/01/2022	346,000	354,240
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (z)	182,000	196,836
PPL Capital Funding, Inc., 5%, 3/15/2044	285,000	322,284
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	200,000	206,831
Virginia Electric & Power Co., 2.875%, 7/15/2029	94,000	94,704
		$2,072,472
Total Bonds		$35,352,304
Preferred Stocks – 0.2%
Consumer Products – 0.1%
Henkel AG & Co. KGaA	2,334	$240,598
Specialty Chemicals – 0.1%
Fuchs Petrolub SE	2,976	$114,912
Total Preferred Stocks		$355,510

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 12.3%
Money Market Funds – 12.3%
MFS Institutional Money Market Portfolio, 2.31% (v)	22,376,767	$22,376,767
Securities Sold Short – (0.0)%
Medical & Health Technology & Services – (0.0)%
Healthcare Services Group, Inc.	(256)	$(6,121)
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT	(114)	$(15,192)
Total Securities Sold Short		$(21,313)

Other Assets, Less Liabilities – 1.7%		3,007,156
Net Assets – 100.0%		$181,776,281
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,376,767 and $156,413,671, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,492,903, representing 2.5% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Jersey Central Power & Light Co., 4.3%, 1/15/2026	2/05/19	$184,515	$196,836
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
EU	Equity Unit
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 7/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	9,371,735	USD	6,983,434	JPMorgan Chase Bank N.A.	8/16/2019	$119,508
CHF	678,310	USD	672,243	JPMorgan Chase Bank N.A.	8/16/2019	10,676
HKD	1,026,109	USD	131,000	Goldman Sachs International	8/16/2019	106
INR	5,980,440	USD	84,720	JPMorgan Chase Bank N.A.	8/16/2019	2,101
USD	7,117,162	AUD	10,174,361	JPMorgan Chase Bank N.A.	8/16/2019	155,587
USD	305,000	CHF	300,024	JPMorgan Chase Bank N.A.	8/16/2019	2,938
USD	544,130	DKK	3,600,026	JPMorgan Chase Bank N.A.	8/16/2019	9,796
USD	20,806,731	EUR	18,501,983	JPMorgan Chase Bank N.A.	8/16/2019	301,241
USD	5,756,187	GBP	4,400,365	JPMorgan Chase Bank N.A.	8/16/2019	401,133
USD	97,000	HKD	756,960	Goldman Sachs International	8/16/2019	283
USD	5,376,000	JPY	581,171,933	JPMorgan Chase Bank N.A.	8/16/2019	28,251
USD	562,461	KRW	656,982,480	JPMorgan Chase Bank N.A.	9/05/2019	6,566
USD	2,770,322	NOK	24,144,487	Goldman Sachs International	8/16/2019	43,021
USD	9,420,309	NZD	14,277,583	Goldman Sachs International	8/16/2019	42,722
USD	4,058,117	SEK	38,854,716	Goldman Sachs International	8/16/2019	31,995
USD	1,723,000	SEK	16,452,574	Goldman Sachs International	9/05/2019	15,483
USD	463,701	SGD	631,442	JPMorgan Chase Bank N.A.	8/16/2019	4,084
USD	104,000	TOF	3,204,240	JPMorgan Chase Bank N.A.	9/05/2019	310
USD	354,562	TWD	11,006,325	JPMorgan Chase Bank N.A.	8/16/2019	322
						$1,176,123
Liability Derivatives
AUD	3,840,961	USD	2,695,825	JPMorgan Chase Bank N.A.	8/16/2019	$(67,736)
AUD	4,346,860	USD	2,992,000	JPMorgan Chase Bank N.A.	9/05/2019	(15,556)
CAD	702,497	USD	536,000	JPMorgan Chase Bank N.A.	8/16/2019	(3,570)
CAD	454,270	USD	345,000	JPMorgan Chase Bank N.A.	9/05/2019	(559)
CHF	313,183	USD	317,000	JPMorgan Chase Bank N.A.	8/16/2019	(1,689)
CHF	896,277	USD	907,000	JPMorgan Chase Bank N.A.	9/05/2019	(2,888)
EUR	821,638	USD	929,000	JPMorgan Chase Bank N.A.	8/16/2019	(18,390)
GBP	5,386,418	USD	6,861,019	JPMorgan Chase Bank N.A.	8/16/2019	(305,983)
JPY	249,881,632	USD	2,320,000	JPMorgan Chase Bank N.A.	8/16/2019	(20,673)
KRW	135,486,000	USD	116,086	Goldman Sachs International	8/16/2019	(1,517)
NOK	88,843,137	USD	10,240,134	Goldman Sachs International	8/16/2019	(204,635)
NOK	2,871,207	USD	328,000	Goldman Sachs International	9/05/2019	(3,482)
NZD	6,078,918	USD	4,028,714	Goldman Sachs International	8/16/2019	(36,051)
NZD	8,614,850	USD	5,697,000	Goldman Sachs International	9/05/2019	(36,220)
SEK	26,918,029	USD	2,894,000	Goldman Sachs International	8/16/2019	(104,756)
USD	229,209	BRL	909,113	Goldman Sachs International	8/16/2019	(8,772)
USD	758,961	CAD	1,019,220	JPMorgan Chase Bank N.A.	8/16/2019	(13,517)
USD	10,790,620	CHF	10,916,389	JPMorgan Chase Bank N.A.	8/16/2019	(199,933)
USD	4,057,000	GBP	3,332,947	JPMorgan Chase Bank N.A.	9/05/2019	(3,316)
USD	1,652,065	HKD	12,943,366	Goldman Sachs International	8/16/2019	(1,715)
USD	191,020	HKD	1,496,573	JPMorgan Chase Bank N.A.	8/16/2019	(198)
USD	123,145	ILS	439,381	JPMorgan Chase Bank N.A.	8/16/2019	(2,091)
USD	338,157	INR	23,458,980	JPMorgan Chase Bank N.A.	9/05/2019	(1,659)
USD	5,515,420	JPY	604,090,138	JPMorgan Chase Bank N.A.	8/16/2019	(43,215)
USD	115,865	MXN	2,241,897	Goldman Sachs International	8/16/2019	(837)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	113,353	RUB	7,501,212	Goldman Sachs International	8/16/2019	$(4,263)
USD	243,166	ZAR	3,558,490	Goldman Sachs International	8/16/2019	(4,426)
						$(1,107,647)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	868	$2,020,877	August – 2019	$83,809
DAX Index	Short	EUR	14	4,710,022	September – 2019	1,066
FTSE 100 Index	Long	GBP	54	4,918,099	September – 2019	119,854
FTSE MIB Index	Long	EUR	44	5,196,942	September – 2019	111,470
FTSE/JSE Top 40 Index	Short	ZAR	9	315,467	September – 2019	3,707
IBEX 35 Index	Short	EUR	8	791,771	August – 2019	4,163
NIFTY Index	Short	USD	255	5,671,710	August – 2019	107,440
OMX 30 Index	Short	SEK	184	3,033,378	August – 2019	59,556
S&P/TSX 60 Index	Short	CAD	8	1,186,240	September – 2019	1,334
						$492,399
Interest Rate Futures
Australian Note 10 yr	Long	AUD	178	$17,677,156	September – 2019	$297,942
Japan Government Bond 10 yr	Long	JPY	7	9,896,130	September – 2019	24,998
						$322,940
						$815,339
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	16	$2,002,136	August – 2019	$(4,101)
CAC 40 Index	Long	EUR	36	2,199,233	August – 2019	(12,292)
Hang Seng China Enterprises Index	Long	HKD	60	4,073,113	August – 2019	(34,756)
Hang Seng Index	Long	HKD	38	6,677,485	August – 2019	(191,560)
IBOV Index	Short	BRL	205	5,477,285	August – 2019	(96,672)
KOSPI 200 Index	Long	KRW	3	167,515	September – 2019	(2,978)
Mexbol Index	Long	MXN	46	987,702	September – 2019	(67,085)
MSCI Singapore Index	Long	SGD	172	4,661,974	August – 2019	(44,464)
MSCI Taiwan Index	Long	USD	75	2,950,196	August – 2019	(65,284)
Russell 2000 Index	Short	USD	233	18,368,555	September – 2019	(582,296)
S&P 500 Index	Short	USD	218	32,507,070	September – 2019	(1,022,615)
S&P MidCap 400 Index	Short	USD	85	16,728,850	September – 2019	(544,592)
S&P/ASX 200 Index	Short	AUD	31	3,568,481	September – 2019	(123,276)
Topix Index	Short	JPY	28	4,007,636	September – 2019	(26,372)
						$(2,818,343)
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	167	$18,007,100	September – 2019	$(35,827)
Euro-Bund 10 yr	Short	EUR	72	13,953,779	September – 2019	(93,603)
Long Gilt 10 yr	Short	GBP	54	8,722,866	September – 2019	(213,170)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 10 yr	Long	USD	18	$2,293,594	September – 2019	$(10,643)
						$(353,243)
						$(3,171,586)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/11/21	USD	42,850,000	centrally cleared	2.437%/Semi-annually	2.581% FLR (3-Month LIBOR)/Quarterly	$583,038	$—	$583,038
3/01/24	USD	19,822,000	centrally cleared	2.533%/Semi-annually	2.629% FLR (3-Month LIBOR)/Quarterly	727,052	—	727,052
						$1,310,090	$—	$1,310,090
Liability Derivatives
Interest Rate Swaps
4/11/29	USD	9,414,447	centrally cleared	2.581% FLR (3 Month LIBOR) /Quarterly	2.482%/Semi-annually	$(489,478)	$—	$(489,478)
3/01/49	USD	4,400,000	centrally cleared	2.520% FLR (3 Month LIBOR)/Quarterly	2.844%/Semi-annually	(684,613)	—	(684,613)
						$(1,174,091)	$—	$(1,174,091)
At July 31, 2019, the fund had cash collateral of $1,099,984 and other liquid securities with an aggregate value of $14,897,092 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$84,180,049	$814,878	$—	$84,994,927
United Kingdom	1,442,298	4,222,752	—	5,665,050
Japan	131,731	5,272,332	—	5,404,063
France	—	5,129,103	—	5,129,103
Switzerland	309,860	4,583,468	—	4,893,328
Germany	1,576,722	1,596,230	—	3,172,952
Canada	1,885,805	—	—	1,885,805
Netherlands	443,554	630,955	—	1,074,509
Hong Kong	—	1,056,972	—	1,056,972
Other Countries	4,045,150	3,739,508	—	7,784,658
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	383,182	—	383,182
U.S. Corporate Bonds	—	32,120,622	—	32,120,622
Foreign Bonds	—	2,848,500	—	2,848,500
Mutual Funds	22,376,767	—	—	22,376,767
Total	$116,391,936	$62,398,502	$—	$178,790,438
Short Sales	$(21,313)	$—	$—	$(21,313)
Other Financial Instruments
Futures Contracts - Assets	$324,274	$491,065	$—	$815,339
Futures Contracts - Liabilities	(2,666,504)	(505,082)	—	(3,171,586)
Forward Foreign Currency Exchange Contracts - Assets	—	1,176,123	—	1,176,123
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,107,647)	—	(1,107,647)
Swap Agreements - Assets	—	1,310,090	—	1,310,090
Swap Agreements - Liabilities	—	(1,174,091)	—	(1,174,091)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,744,739	$81,093,869	$93,463,753	$532	$1,380	$22,376,767
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$420,601	$—